Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Investments
Schedule of changes in long-term investments

	Cost Method	Equity Method	Available-for-Sale Securities	Total
	(In thousands)
Balance at December 31, 2012	$12,485	$3,565	$—	$16,050
Investments made	11,868	4,635	—	16,503
Loss from equity method investment	—	(1,236)	—	(1,236)
Impairment on investments	(1,928)	—	—	(1,928)
Remeasurement gain upon obtaining control	—	3,116	—	3,116
Disposal of investments	(585)	—	—	(585)
Transfer from long-term investments to a wholly owned subsidiary	—	(10,080)	—	(10,080)
Others	415	—	—	415

Balance at December 31, 2013	$22,255	$—	$—	$22,255
Investments made	32,412	158	15,096	47,666
Loss from equity method investment	—	(5)	—	(5)
Impairment on investments	(2,521)	—	—	(2,521)
Transfer from long-term investments to a wholly owned subsidiary	(1,189)	—	—	(1,189)
Unrealized loss	—	—	(2,067)	(2,067)
Others	(363)	1	—	(362)

Balance at December 31, 2014	$50,594	$154	$13,029	$63,777
Investments made	252,256	—	—	252,256
Loss from equity method investment	—	(6)	—	(6)
Disposal of investments	(13,134)	—	—	(13,134)
Impairment on investments	(6,608)	—	—	(6,608)
Unrealized loss	—	—	(198)	(198)
Others	(1,401)	(7)	—	(1,408)

Balance at December 31, 2015	$281,707	$141	$12,831	$294,679